Annual Fund Operating Expenses - Invesco BulletShares 2022 USD Emerging Markets Debt ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%